Capital Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure of additional information [Abstract]
Capital Disclosures	Capital Disclosures
The Company’s objectives when managing capital are to maintain a flexible capital structure, which optimizes the cost of capital at acceptable risk, and to maintain investor, creditor and market confidence to sustain the future development of the business. The Company manages its capital structure and makes adjustments as economic conditions and the risk characteristics of its underlying assets change. The Company considers its capital structure to include shareholders’ equity and debt which was $13.2 billion as at December 31, 2020 (December 31, 2019 – $22.8 billion). To maintain or adjust the capital structure, the Company may, from time to time, issue shares, raise or paydown debt and/or adjust its capital spending to manage its current and projected debt levels.
The Company monitors its financing requirements and capital structure using, among other things, non-GAAP financial metrics consisting of debt to capital employed and debt to funds from operations. Debt to capital employed is defined as long-term debt, long-term debt due within one year, and short-term debt divided by capital employed which is equal to long-term debt, long-term debt due within one year, short-term debt and shareholders’ equity. Debt to funds from operations is defined as long-term debt, long-term debt due within one year and short-term debt divided by funds from operations which is equal to cash flow – operating activities excluding change in non-cash working capital.
At December 31, 2020, debt to capital employed was 46.6% (December 31, 2019 – 24.2%) and debt to funds from operations was 12.5 times (December 31, 2019 – 1.7 times). The Company is subject to a leverage covenant in its credit facilities that limits debt to capital (subject to specific definitions in the credit agreements) to less than 65%, temporarily increased to 75% until the intended amalgamation of the Company and Cenovus is completed. The Company is in compliance with this covenant and considers the risk of non-compliance low. The Company also targets a debt to funds from operations ratio of less than 2.0 times over the longer term.
To facilitate the management of these ratios, the Company prepared annual budgets, which are updated depending on varying factors such as general market conditions and successful capital deployment.
There were no changes in the Company’s approach to capital management from the previous year.